September 27, 2004

EDGAR

United States Securities and
Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:  Form N-Q

Ladies and Gentlemen:

Enclosed herewith for filing pursuant to the Investment Company Act of 1940 and the Securities Exchange Act of 1934 is the Registrant's Form N-Q filing for the quarter ending July 31, 2004.

If you have any questions or comments regarding this filing, please contact the undersigned at (617) 375-1513.

Sincerely,

/s/ Alfred P. Ouellette
Alfred Ouellette
Senior Attorney and Assistant Secretary

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-8568

John Hancock Bank & Thrift Opportunity Fund
(Exact name of registrant as specified in charter)

101 Huntington Avenue, Boston, Massachusetts 02199
(Address of principal executive offices) (Zip code)

Susan S. Newton, Secretary
101 Huntington Avenue
Boston, Massachusetts 02199
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-375-1702

Date of fiscal year end:      October 31

Date of reporting period:     July 31, 2004

ITEM 1. SCHEDULE OF INVESTMENTS

JOHN HANCOCK
Bank and Thrift Opportunity Fund

7.31.2004

Quarterly Portfolio Holdings

[A 2" x 1" John Hancock (Signature)/John Hancock Funds logo in lower, center middle of page. A tag line below reads "JOHN HANCOCK FUNDS."]

John Hancock
Bank and Thrift Opportunity Fund
Securities owned by the fund on
July 31, 2004 (unaudited)

Issuer                                                                                                  Shares             Value
COMMON STOCKS 98.94%                                                                                                $881,231,389
(Cost $395,419,519)

Banks - Money Center 4.22%                                                                                            37,570,474
Citigroup, Inc. (NY)                                                                                   449,925        19,837,193
JPMorgan Chase & Co. (MA)                                                                              475,041        17,733,281

Banks - Regional 57.39%                                                                                              511,215,902
ABC Bancorp. (GA)                                                                                       65,400         1,147,116
Alabama National Bancorp. (AL)                                                                         142,500         8,155,275
AmericanWest Bancorp. (WA) (I)                                                                         357,921         6,192,033
AmSouth Bancorp. (AL) (L)                                                                               95,879         2,351,912
Bank of New York Co., Inc. (The) (NY)                                                                  288,000         8,274,240
Banknorth Group, Inc. (ME)                                                                             682,688        21,784,574
BB&T Corp. (NC) (L)                                                                                    344,846        13,355,886
Beverly National Corp. (MA)                                                                             47,500         1,187,500
BOK Financial Corp. (OK) (I) (L)                                                                       117,208         4,809,044
Camden National Corp. (ME)                                                                             140,000         4,345,600
Capital City Bank Group, Inc. (FL)                                                                      59,635         2,302,507
Cardinal Financial Corp. (VA) (I)                                                                       86,200           786,144
Cascade Bancorp. (OR)                                                                                  194,272         3,551,292
Chittenden Corp. (VT)                                                                                  140,196         4,762,458
City Holding Co. (WV)                                                                                   41,600         1,267,552
City National Corp. (CA)                                                                               224,427        14,475,541
CoBiz, Inc. (CO)                                                                                         8,650           118,505
Colonial BancGroup (The), Inc. (AL)                                                                    585,200        11,288,508
Columbia Bancorp. (MD)                                                                                  90,000         2,486,700
Columbia Bancorp. (OR)                                                                                  13,250           205,375
Columbia Banking System, Inc. (WA)                                                                      29,645           645,372
Commercial Bankshares, Inc. (FL) (L)                                                                    63,702         1,783,656
Community Banks, Inc. (PA)                                                                             105,055         2,795,514
Compass Bancshares, Inc. (AL)                                                                          600,857        26,491,785
Cullen/Frost Bankers, Inc. (TX)                                                                         20,000           860,400
Dearborn Bancorp., Inc. (MI)(I)                                                                         37,470           979,841
Desert Community Bank (CA)                                                                             137,500         3,368,750
DNB Financial Corp. (PA)                                                                                65,830         1,655,624
East-West Bancorp., Inc. (CA)                                                                          680,000        22,929,600
F.N.B. Corp. (PA)                                                                                       90,049         1,812,686
Financial Institutions, Inc. (NY)                                                                       73,000         1,697,250
First Charter Corp. (NC)                                                                                52,200         1,177,110
First Horizon National Corp. (TN) (L)                                                                  170,900         7,408,515
First Midwest Bancorp., Inc. (IL)                                                                       18,000           607,860
First National Bankshares of Florida (FL)                                                               92,750         1,650,023
First Regional Bancorp. (CA) (I)(K)                                                                    100,000         2,724,300
First Regional Bancorp. (CA) (I)                                                                        50,000         1,513,500
First State Bancorp. (NM)                                                                               65,000         1,901,250
FirstMerit Corp. (OH)                                                                                    2,950            76,523
FNB Bankshares (ME)                                                                                     62,340         1,511,745
Fulton Financial Corp. (PA)                                                                            106,803         2,190,530
Glacier Bancorp., Inc. (MT)                                                                            294,231         7,791,237
Harleysville National Corp. (PA)                                                                       131,216         3,079,640
Hibernia Corp. (Class A) (LA)                                                                          230,000         5,819,000
Independent Bank Corp. (MI)                                                                            308,105         7,881,326
International Bancshares Corp. (TX)                                                                    160,270         6,178,408
M&T Bank Corp. (NY)                                                                                    238,657        22,249,992
Marshall & Ilsley Corp. (WI) (L)                                                                       334,545        12,849,873
MB Financial, Inc. (IL)                                                                                105,000         3,826,200
Mercantile Bankshares Corp. (MD)                                                                       209,500         9,513,395
Merrill Merchants Bankshares, Inc. (ME)                                                                 73,687         1,635,851
Mid-State Bancshares (CA)                                                                               50,000         1,218,500
National Commerce Financial Corp. (TN)                                                                 823,392        26,760,240
North Fork Bancorp., Inc. (NY)                                                                         290,800        11,355,740
Northern Trust Corp. (IL)                                                                               70,000         2,809,100
Northrim Bancorp., Inc. (AK)                                                                            70,053         1,411,568
Oriental Financial Group, Inc. (Puerto Rico)                                                            18,395           468,153
Pacific Capital Bancorp. (CA)                                                                          364,354        10,099,893
Prosperity Bancshares, Inc. (TX)                                                                       120,000         2,907,600
Provident Bankshares Corp. (MD)                                                                        165,058         4,933,584
Regions Financial Corp. (AL)                                                                           127,390         3,782,209
Republic Bancorp., Inc. (MI)                                                                             3,000            43,950
S&T Bancorp., Inc. (PA)                                                                                154,700         5,146,869
Sandy Spring Bancorp., Inc. (MD)                                                                         9,500           296,020
Security Bank Corp. (GA)                                                                                35,000         1,148,350
Sky Financial Group, Inc. (OH)                                                                         234,850         5,483,747
SouthTrust Corp. (AL)                                                                                  784,350        30,424,936
Southwest Bancorp. of Texas, Inc. (TX) (I)                                                             520,660        10,595,431
Southwest Bancorp., Inc. (OK)                                                                            9,000           168,480
State Street Corp. (MA)                                                                                 48,000         2,054,880
Summit Bancshares, Inc. (TX)                                                                           139,500         4,274,280
Synovus Financial Corp. (GA)                                                                           450,000        11,461,500
Taylor Capital Group, Inc. (IL)                                                                        213,200         5,121,064
TCF Financial Corp. (MN) (L)                                                                           214,008        12,926,083
TriCo Bancshares (CA)                                                                                   53,000           955,590
UCBH Holdings, Inc. (CA)                                                                               200,000         7,818,000
Umpqua Holdings Corp. (OR)                                                                             177,901         4,022,342
Univest Corp. (PA)                                                                                     136,812         5,321,987
Valley National Bancorp. (NJ)                                                                          149,892         3,729,313
Vineyard National Bancorp., Co. (CA)                                                                    75,000         3,188,025
Virginia Commerce Bancorp., Inc. (VA)(I)                                                                13,337           323,422
Webster Financial Corp. (CT)                                                                            70,110         3,289,561
West Coast Bancorp. (OR)                                                                                67,583         1,391,534
Whitney Holding Corp. (LA)                                                                             106,500         4,351,590
Wilmington Trust Corp. (DE)                                                                            350,000        12,215,000
Yardville National Bancorp. (NJ)                                                                        97,400         2,624,930
Zions Bancorp. (UT)                                                                                    456,825        27,637,913

Banks - Superregional 22.95%                                                                                         204,393,632
Bank of America Corp. (NC)                                                                             322,335        27,401,698
Comerica, Inc. (MI)                                                                                    447,400        26,159,478
Fifth Third Bancorp. (OH) (L)                                                                          467,563        23,078,910
KeyCorp (OH)                                                                                           320,000         9,657,600
Mellon Financial Corp. (PA)                                                                            330,000         9,068,400
National City Corp. (DE)                                                                               590,188        21,541,862
PNC Financial Services Group (PA)                                                                      390,500        19,759,300
U.S. Bancorp. (MN)                                                                                     941,041        26,631,460
Wachovia Corp. (NC) (L)                                                                                331,625        14,694,304
Wells Fargo & Co. (CA)                                                                                 459,861        26,400,620

Broker Services 0.20%                                                                                                  1,793,608
Lehman Brothers Holdings, Inc. (NY)                                                                     20,000         1,402,000
Piper Jaffray Cos., Inc. (MN) (I) (L)                                                                    9,610           391,608

Finance 1.08%                                                                                                          9,660,844
CIT Group, Inc. (NY)                                                                                   206,900         7,191,844
MBNA Corp. (DE)                                                                                        100,000         2,469,000

Insurance 1.37%                                                                                                       12,157,680
MetLife, Inc. (NY) (L)                                                                                 104,000         3,709,680
Prudential Financial, Inc. (NJ)                                                                         60,000         2,793,600
XL Capital Ltd. (Class A) (Bermuda)                                                                     80,000         5,654,400

Investment Management 2.66%                                                                                           23,679,982
Affiliated Managers Group, Inc. (MA) (I) (L)                                                           270,750        12,430,132
Federated Investors, Inc. (Class B) (PA)                                                                30,000           843,300
Legg Mason, Inc. (MD)                                                                                  132,500        10,406,550

Mortgage Banking 4.05%                                                                                                36,082,800
Countrywide Financial Corp. (CA) (L)                                                                   225,000        16,222,500
Fannie Mae (DC)                                                                                        122,500         8,692,600
Freddie Mac (VA)                                                                                       140,000         9,003,400
New Century Financial Corp. (CA) (I)                                                                    46,000         2,164,300

Thrifts 5.02%                                                                                                         44,676,467
Astoria Financial Corp. (NY)                                                                            71,910         2,456,446
Commercial Capital Bancorp., Inc. (CA) (I) (L)                                                         450,000         9,886,500
GreenPoint Financial Corp. (NY)                                                                        255,750        10,391,122
Hingham Institute for Savings (MA)                                                                      80,000         3,336,000
LSB Corp. (MA)                                                                                          65,000         1,107,600
NewAlliance Bancshares, Inc. (CT) (I) (L)                                                               12,581           175,505
New York Community Bancorp, Inc. (NY)                                                                   40,000           769,600
PennFed Financial Services, Inc. (NJ) (I)                                                              156,800         5,160,288
Sovereign Bancorp, Inc. (PA)                                                                            30,000           653,100
Washington Mutual, Inc. (WA)                                                                           276,812        10,740,306

                                                                                       Interest      Par value
Issuer, Description, Maturity date                                                     rate               (000)            Value
BONDS 0.10%                                                                                                             $920,612
(Cost $770,000)

Banks - United States 0.10%                                                                                              920,612
CSBI Capital Trust I, Sub Cap Income, Ser A 06-06-27 (B)                               11.750%            $770           920,612

SHORT-TERM INVESTMENTS 9.16%                                                                                         $81,625,500
(Cost $81,625,500)

Certificates of Deposit 0.01%                                                                                             76,808
Deposits in mutual banks                                                                                    77            76,808

Joint Repurchase Agreement 0.93%                                                                                       8,321,000
Investment in a joint repurchase agreement transaction with
Barclays Capital, Inc. - Dated 07-30-04, due 08-02-04 (Secured by
U.S. Treasury Inflation Indexed Bond 3.625%, due 04-15-28, and
U.S. Treasury Inflation Indexed Note 3.000%, due 07-15-12)                             1.330             8,321         8,321,000

                                                                                                        Shares
Cash Equivalents 8.22%                                                                                                73,227,692
AIM Cash Investment Trust (T)                                                                       73,227,692        73,227,692

TOTAL INVESTMENTS 108.20%                                                                                           $963,777,501

OTHER ASSETS AND LIABILITIES, NET (8.20%)                                                                           ($73,060,968)

TOTAL NET ASSETS 100.00%                                                                                            $890,716,533


John Hancock
Bank and Thrift Opportunity Fund
Footnotes to Schedule of Investments
July 31, 2004 (unaudited)

(B) This security is valued in good faith under procedures established by the Board of Trustees.

(I)  Non-income-producing security.

(K) Direct placement securities are restricted to resale. They have been valued in accordance with procedures approved by the Trustees after consideration of restrictions as to resale, financial condition and prospects of the issuer, general market conditions and pertinent information in accordance with the Fund's By-Laws and the Investment Company Act of 1940, as amended. The Fund has limited rights to registration under the Securities Act of 1933 with respect to these restricted securities. Additional information on these securities is as follows: See table on attached spreadsheet.

(L)  All or a portion of this security is on loan on July 31, 2004.

(T)  Represents investment of securities lending collateral.

     Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer.

     The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

     The cost of investments owned on July 31, 2004, including short-term investments, was $477,815,019. Gross unrealized appreciation and depreciation of investments aggregated $488,389,635 and $2,427,153, respectively, resulting in net unrealized appreciation of $485,962,482.


John Hancock
Bank and Thrift Opportunity Fund
Direct Placement Securities
July 31, 2004 (unaudited)
                                                                  Value as a
                                                                  percentage
                                   Acquisition    Acquisition      of fund's          Value as of
Issuer, description                       date           Cost     net assets        July 31, 2004
First Regional Bankcorp               03-25-04     $2,950,000          0.31%           $2,724,300


For more information

Trustees
Charles L. Ladner, Chairman*
James F. Carlin
William H. Cunningham
Ronald R. Dion
Dr. John A. Moore*
Patti McGill Peterson*
Steven R. Pruchansky
James A. Shepherdson
Lt. Gen. Norman H. Smith, USMC (Ret.)
John P. Toolan*
*Members of the Audit Committee

Officers
James A. Shepherdson
President and Chief Executive Officer
Richard A. Brown
Senior Vice President and
Chief Financial Officer
Susan S. Newton
Senior Vice President and Secretary
William H. King
Vice President and Treasurer

Investment Adviser
John Hancock Advisers, LLC
101 Huntington Avenue
Boston, Massachusetts 02199-7603

Custodian
The Bank of New York
One Wall Street
New York, New York 10286

Transfer Agent and Dividend Disburser
Mellon Investor Services
85 Challenger Road
Overpeck Centre
Ridgefield Park, New Jersey 07660

Legal Counsel
Wilmer Cutler Pickering Hale and Dorr LLP
60 State Street
Boston, Massachusetts 02109-1803
Stock Symbol
Listed New York Stock Exchange: BTO

How to contact us
Internet    www.jhfunds.com

Mail        Regular mail:
            Mellon Investor Services
            85 Challenger Road
            Overpeck Centre
            Ridgefield Park, NJ 07660

Phone       Customer service representatives          1-800-852-0218
            24-hour automated information             1-800-843-0090
            TDD line                                  1-800-231-5469

This report is for the information of the shareholders of the John Hancock Bank and Thrift Opportunity Fund.


P90Q3  7/04
       9/04

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form
N-Q, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Bank and Thrift Opportunity Fund

By:
    ------------------------------
    James A. Shepherdson
    President and Chief Executive Officer

Date:  September 27, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:
    ------------------------------
    James A. Shepherdson
    President and Chief Executive Officer

Date:  September 27, 2004


By:
    -----------------------
    Richard A. Brown
    Senior Vice President and Chief Financial Officer

Date:  September 27, 2004